AMOUNT DUE TO RELATED PARTIES	6 Months Ended
Dec. 31, 2024
Amount Due To Related Parties
AMOUNT DUE TO RELATED PARTIES

NOTE－10 AMOUNT DUE TO RELATED PARTIES

Amount due to related parties consisted of the following:

	As of June 30,	As of December 31,
	2024	2024
	S$	S$
Due to related parties
- Premium-Rich Engineering Pte. Ltd.(1)	56,167	-
- LRS-Premium Pte. Ltd.(2)	813,725	1,215,169

	869,892	1,215,169

(1)	100% shares held by Mr. Gao

(2)	60% shares held by our Company’s Chief Executive Officer, Mr Gao

The amount due to related parties are unsecured, interest-free and repayable on demand.